Summary of Significant Accounting Policies - Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Restricted cash
Restricted cash	$ 2,382,280	¥ 16,379,364	¥ 9,370,849
ASU 2016-18 | Proforma Adjustment
Restricted cash
Restricted cash			¥ 9,370,849	¥ 0